Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of Regulatory Assets and Liabilities [Table Text Block]
The following table presents DPL’s Regulatory assets and liabilities:

	Type of Recovery	Amortization Through	December 31,
$ in millions			2020	2019
Regulatory assets, current:
Undercollections to be collected through rate riders	A/B	2021	$26.8	$19.1
Rate case expenses being recovered in base rates	B	2021	0.7	0.6
Total regulatory assets, current			27.5	19.7

Regulatory assets, non-current:
Pension benefits	B	Ongoing	94.4	83.9
Unrecovered OVEC charges	C	Undetermined	28.9	29.1
Regulatory compliance costs	B	Undetermined	6.3	6.3
Smart grid and AMI costs	B	Undetermined	8.5	8.5
Unamortized loss on reacquired debt	B	Various	7.1	10.0
Deferred storm costs	A	Undetermined	11.5	5.1
Deferred vegetation management and other	A/B	Undetermined	15.7	12.7
Decoupling deferral	C	Undetermined	13.8	13.8
Uncollectible deferral	C	Undetermined	7.4	4.4
Total regulatory assets, non-current			193.6	173.8

Total regulatory assets			$221.1	$193.5

Regulatory liabilities, current:
Overcollection of costs to be refunded through rate riders	A/B	2021	$18.0	$27.9
Total regulatory liabilities, current			18.0	27.9

Regulatory liabilities, non-current:
Estimated costs of removal - regulated property		Not Applicable	138.8	143.6
Deferred income taxes payable through rates		Various	61.2	73.6
TCJA regulatory liability	B	Ongoing	7.2	12.9
PJM transmission enhancement settlement	A	2025	7.0	8.9
Postretirement benefits	B	Ongoing	4.1	4.6
Total regulatory liabilities, non-current			218.3	243.6

Total regulatory liabilities			$236.3	$271.5
A – Recovery of incurred costs plus rate of return.
B – Recovery of incurred costs without a rate of return.
C – Recovery not yet determined, but recovery is probable of occurring in future rate proceedings.